Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	March 2026
Payment Date	4/15/2026
Transaction Month	41
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,471,280,949.11	45,366		54.6 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$254,320,000.00	4.594%		December 15, 2023
Class A-2a Notes	$300,340,000.00	5.37%		August 15, 2025
Class A-2b Notes	$160,000,000.00	4.43223%	*	August 15, 2025
Class A-3 Notes	$460,340,000.00	5.27%		May 15, 2027
Class A-4 Notes	$75,000,000.00	5.30%		March 15, 2028
Class B Notes	$39,480,000.00	5.98%		June 15, 2028
Class C Notes	$26,300,000.00	6.46%		May 15, 2030
Total	$1,315,780,000.00
		* 30-day average SOFR + 0.76%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$864,214.85

Principal:
Principal Collections	$11,567,713.66
Prepayments in Full	$4,605,178.78
Liquidation Proceeds	$278,910.86
Recoveries	$86,300.49
Sub Total	$16,538,103.79
Collections	$17,402,318.64

Purchase Amounts:
Purchase Amounts Related to Principal	$212,367.08
Purchase Amounts Related to Interest	$850.02
Sub Total	$213,217.10

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$17,615,535.74

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	March 2026
Payment Date	4/15/2026
Transaction Month	41
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$17,615,535.74
Servicing Fee	$182,597.35	$182,597.35	$0.00	$0.00	$17,432,938.39
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$17,432,938.39
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$17,432,938.39
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$17,432,938.39
Interest - Class A-3 Notes	$154,738.63	$154,738.63	$0.00	$0.00	$17,278,199.76
Interest - Class A-4 Notes	$331,250.00	$331,250.00	$0.00	$0.00	$16,946,949.76
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,946,949.76
Interest - Class B Notes	$196,742.00	$196,742.00	$0.00	$0.00	$16,750,207.76
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,750,207.76
Interest - Class C Notes	$141,581.67	$141,581.67	$0.00	$0.00	$16,608,626.09
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$16,608,626.09
Regular Principal Payment	$15,441,274.63	$15,441,274.63	$0.00	$0.00	$1,167,351.46
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,167,351.46
Residual Released to Depositor	$0.00	$1,167,351.46	$0.00	$0.00	$0.00
Total		$17,615,535.74

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$15,441,274.63
Total					$15,441,274.63

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$15,441,274.63	$33.54	$154,738.63	$0.34	$15,596,013.26	$33.88
Class A-4 Notes	$0.00	$0.00	$331,250.00	$4.42	$331,250.00	$4.42
Class B Notes	$0.00	$0.00	$196,742.00	$4.98	$196,742.00	$4.98
Class C Notes	$0.00	$0.00	$141,581.67	$5.38	$141,581.67	$5.38
Total	$15,441,274.63	$11.74	$824,312.30	$0.63	$16,265,586.93	$12.37

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	March 2026
Payment Date	4/15/2026
Transaction Month	41

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$35,234,602.58	0.0765404	$19,793,327.95	0.0429972
Class A-4 Notes	$75,000,000.00	1.0000000	$75,000,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,300,000.00	1.0000000	$26,300,000.00	1.0000000
Total	$176,014,602.58	0.1337721	$160,573,327.95	0.1220366

Pool Information
Weighted Average APR	4.626%	4.669%
Weighted Average Remaining Term	25.19	24.55
Number of Receivables Outstanding	15,233	14,606
Pool Balance	$219,116,814.63	$202,248,290.08
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$202,330,387.13	$186,889,112.50
Pool Factor	0.1489293	0.1374641

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,367.68
Yield Supplement Overcollateralization Amount	$15,359,177.58
Targeted Overcollateralization Amount	$41,674,962.13
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$41,674,962.13

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,367.68
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,367.68
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,367.68

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	March 2026
Payment Date	4/15/2026
Transaction Month	41
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		57	$204,354.17
(Recoveries)		89	$86,300.49
Net Loss for Current Collection Period			$118,053.68
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.6465%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.6906%
Second Prior Collection Period			0.8591%
Prior Collection Period			0.5558%
Current Collection Period			0.6724%
Four Month Average (Current and Prior Three Collection Periods)			0.6945%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,666	$13,721,635.27
(Cumulative Recoveries)			$2,907,026.59
Cumulative Net Loss for All Collection Periods			$10,814,608.68
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.7350%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,146.90
Average Net Loss for Receivables that have experienced a Realized Loss			$4,056.49

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.51%	211	$5,074,051.94
61-90 Days Delinquent	0.47%	35	$948,894.47
91-120 Days Delinquent	0.10%	7	$201,067.82
Over 120 Days Delinquent	0.46%	37	$934,132.87
Total Delinquent Receivables	3.54%	290	$7,158,147.10

Repossession Inventory:
Repossessed in the Current Collection Period		12	$251,362.60
Total Repossessed Inventory		17	$418,879.80

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.5274%
Prior Collection Period			0.4989%
Current Collection Period			0.5409%
Three Month Average			0.5224%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			1.0305%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	March 2026
Payment Date	4/15/2026
Transaction Month	41

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	31	$729,534.34
2 Months Extended	52	$943,282.37
3+ Months Extended	18	$398,333.96

Total Receivables Extended	101	$2,071,150.67
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2026

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer